Note 7 - Earnout Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Earnout Liability [Table Text Block]
Sponsor Earnout
As of December 31, 2022	$1,353
Change in fair value of financial instruments	(1,130)
As of September 30, 2023	$223

	Sponsor Earnout	Forfeiture Earnout	Total Earnout Liabilities
As of December 31, 2021	$—	$—	$—
Additions	$8,022	$6,135	$14,157
Change in fair value of financial instruments	(6,669)	(5,130)	(11,799)
Reclassification to equity	—	(1,005)	(1,005)
As of December 31, 2022	$1,353	$—	$1,353

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	September 30, 2023	December 31, 2022
Expected term (in years)	3.32	4.07
Dividend yield (%)	—%	—%
Expected volatility	67.3%	50.4%
Risk-free interest rate	4.8%	4.1%
Expected number of shares	1,775,962	1,775,962

	January 25,	December 31,
	2022	2022
Expected term (in years)	5.00	4.07
Dividend yield (%)	—	—
Expected volatility	30%	50.4%
Risk-free interest rate	1.6%	4.1%
Expected number of shares	1,842,759	1,775,962